FORM 5500, Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
FORM 5500, Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Washington Federal Bank 401(k) Plan
EIN: 91-0135860; Plan No: 001
FORM 5500, Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

(a)	(b) Issuer, identity of borrower, lessor, or similar party	(c) Description of investment, including maturity date, rate of interest, collateral, and par or maturity value	(d) Cost	(e) Fair value

*	WaFd, Inc.	196,813 shares of common stock	**	$6,303,914

	Mutual funds:
	American Funds Europacific Growth R6	Foreign Large Growth	**	1,120,334
	American Century Mid Cap Value R6	Mid-Cap Value	**	1,651,782
*	Fidelity 500 Index	Large Blend	**	35,260,353
*	Fidelity Extended Market Index	Mid-Cap Blend	**	3,447,719
*	Fidelity Freedom Index 2010 Instl Prem	Target Date 2000-2010	**	1,024,546
*	Fidelity Freedom Index 2015 Instl Prem	Target Date 2015	**	2,632,267
*	Fidelity Freedom Index 2020 Instl Prem	Target Date 2020	**	8,514,454
*	Fidelity Freedom Index 2025 Instl Prem	Target Date 2025	**	16,568,798
*	Fidelity Freedom Index 2030 Instl Prem	Target Date 2030	**	22,324,028
*	Fidelity Freedom Index 2035 Instl Prem	Target Date 2035	**	26,559,554
*	Fidelity Freedom Index 2040 Instl Prem	Target Date 2040	**	20,846,704
*	Fidelity Freedom Index 2045 Instl Prem	Target Date 2045	**	21,785,216
*	Fidelity Freedom Index 2050 Instl Prem	Target Date 2050	**	17,190,943
*	Fidelity Freedom Index 2055 Instl Prem	Target Date 2055	**	12,471,392
*	Fidelity Freedom Index 2060 Instl Prem	Target Date 2060	**	6,871,849
*	Fidelity Freedom Index 2065 Instl Prem	Target Date 2065+	**	2,231,143
*	Fidelity Freedom Index 2070 Instl Prem	Target Date 2065+	**	52,627
*	Fidelity Freedom Index Inc Instl Prem	Target Date Retirement	**	1,845,135
*	Fidelity Total International Index	Foreign Large Blend	**	7,479,246
*	Fidelity Mid Cap Growth Index	Mid-Cap Growth	**	2,869,616
*	Fidelity US Bond Index	Intermediate Core Bond	**	2,089,661
	JP Morgan Equity Income R6	Large Value	**	1,791,518
	MFS New Discovery Value R3	Small Value	**	981,037
	PGIM Total Return Bond R6	Intermediate Core-Plus Bond	**	4,077,186
	Vanguard Treasury Money Market	Money Market	**	160,025
	Wasatch Core Growth	Small Growth	**	1,874,122
				223,721,255
	Collective trusts:
	ClearBridge Large Cap Growth R1	Large Growth Collective Fund	**	6,906,581
	T. Rowe Price Stable Value Common Trust Fund	Stable Value Collective Fund	**	7,166,042
				14,072,623

				$244,097,792
*	Party-in-Interest
**	Cost information is not required for participant-directed investments and therefore is not included.